SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	June 30, 2026	March 31, 2026
	(Unaudited)	(Audited)
Cash and cash equivalents	$8,807	$8,846
Cash held in Trust Account	$35,598,437	$60,147,604

	For the Three Months Ended June 30
	2026	2025
	(Unaudited)	(Unaudited)
Operating expenses	$137,975	$234,453
Interest earned on cash held in Trust Account	$302,840	$566,531

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Fiscal Year End March 31,
	2026	2025
Formation and operating costs	$1,414,260	$156,520